Document And Entity Information - shares	9 Months Ended
	Sep. 30, 2015	Oct. 13, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Skyline Medical Inc.
Trading Symbol	skln
Document Type	S-4
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		5,203,428
Amendment Flag	false
Entity Central Index Key	0001446159
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q3